SHARE-BASED PAYMENTS - Number of Options and Weighted Averages of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2021 Option $ / shares	Dec. 31, 2020 Option USD ($) $ / shares	Dec. 31, 2020 Option $ / shares	Dec. 31, 2020 Option $ / shares
SHARE-BASED PAYMENTS
Number of options, outstanding at beginning of year | Option	5,428,803			4,050,898
Number of options, exercised | Option	(565,998)			(8,156)
Number of options, expired and forfeited | Option	(575,095)			(264,939)
Number of options, granted	2,533,781	1,651,000		1,651,000
Number of options, outstanding at end of year | Option	6,821,491			5,428,803
Number of options, exercisable at end of year | Option	3,615,662	3,178,317	3,178,317	3,178,317
Weighted average of exercise price, outstanding at beginning of year	$ 9.08		$ 10.30
Weighted average of exercise price, exercised	7.08		6.38
Weighted average of exercise price, expired and forfeited	8.02		9.65
Weighted average of exercise price, granted	7.05		6.90
Weighted average of exercise price, outstanding at end of year	6.50		9.08
Weighted average of exercise price, exercisable at end of year	$ 6.14	$ 10.19	$ 10.19	$ 10.19